Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 3,025,095	$ 2,998,326
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	1,407,693	1,412,394
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	680,730	720,397
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	314,281	265,153
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	142,045	155,525
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	126,488	148,420
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	132,494	107,495
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 221,364	$ 188,942